April 7, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N. E.

Washington, D.C. 20549

The HC Capital Trust (“Registrant”)

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-8918

Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the definitive form of Prospectus for The Inflation Protected Securities Portfolio dated February 24, 2014 does not differ from the form of Prospectus contained in Post-Effective Amendment No. 67 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under Rule 485(b) of the 1933 Act on February 24, 2014 (Accession No. 0001193125-14-064572). Questions related to this filing may be directed to my attention at (617) 824-1468.

Very truly yours,

/s/ Amber D. Baker

Amber D. Baker

Vice President

cc:	Laura Corsell, Esq – McCarter & English LLP
Robert Zion – Hirtle Callaghan & Co, LLC